Business segments	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Business segments	Business segments
We have an internal information system that produces performance data along product and service lines for our three principal business segments and the Other segment.

In the fourth quarter of 2021, we disaggregated our former Investment Services business segment into two new business segments, Securities Services and Market and Wealth Services. The Securities Services business segment includes the Asset Servicing and Issuer Services lines of business. The Market and Wealth Services business segment includes the Pershing, Treasury Services and Clearance and Collateral Management lines of business. Our Investment and Wealth Management business segment and the Other segment were not impacted by the resegmentation. Prior periods were revised.

The primary products and services and types of revenue for our principal businesses and a description of the Other segment are presented below.

Securities Services segment

Line of business	Primary products and services	Primary types of revenue
Asset Servicing	Custody, Trust & Depositary, accounting, ETF services, middle-office solutions, transfer agency, services for private equity and real estate funds, foreign exchange, securities lending, liquidity/lending services, prime brokerage and data analytics	– Investment services fees (includes securities lending revenue) – Net interest revenue – Foreign exchange revenue – Financing-related fees

Issuer Services	Corporate Trust (trustee, paying agency, fiduciary, escrow and other financial services) and Depositary Receipts (issuer services and support for brokers and investors)	– Investment services fees – Net interest revenue – Foreign exchange revenue

Market and Wealth Services segment

Line of business	Primary products and services	Primary types of revenue
Pershing	Clearing and custody, investment, wealth and retirement solutions, technology and enterprise data management, trading services and prime brokerage	– Investment services fees – Net interest revenue

Treasury Services	Integrated cash management solutions including payments, foreign exchange, liquidity management, receivables processing and payables management and trade finance and processing	– Investment services fees – Net interest revenue – Foreign exchange revenue

Clearance and Collateral Management	Clearance (including U.S. government and global clearing services) and Global Collateral Management (including tri-party services)	– Investment services fees – Net interest revenue

Investment and Wealth Management segment

Line of business	Primary products and services	Primary types of revenue
Investment Management	Diversified investment management strategies and distribution of investment products	– Investment management fees – Performance fees – Distribution and servicing fees

Wealth Management	Investment management, custody, wealth and estate planning, private banking services, investment services and information management	– Investment management fees – Net interest revenue

Other segment	Description	Primary types of revenue
	Includes leasing portfolio, corporate treasury activities including our securities portfolio, derivatives and other trading activity, corporate and bank-owned life insurance, renewable energy and other corporate investments and certain business exits	– Investment and other revenue – Other trading revenue – Net gain (loss) on securities – Net interest revenue (expense)
Business accounting principles

Our business data has been determined on an internal management basis of accounting, rather than GAAP which is used for consolidated financial reporting. These measurement principles are designed so that reported results of the businesses will track their economic performance.

Business segment results are subject to reclassification when organizational changes are made, or for refinements in revenue and expense allocation methodologies. Refinements are typically reflected on a prospective basis.

The accounting policies of the businesses are the same as those described in Note 1.

The results of our segments are presented and analyzed on an internal management reporting basis.
•Revenue amounts reflect fee and other revenue generated by each business and include revenue for services provided between the segments that are also provided to third parties. Fee and other revenue transferred between businesses under revenue transfer agreements is included within other fees in each segment.
•Revenues and expenses associated with specific client bases are included in those businesses. For example, foreign exchange activity associated with clients using custody products is included in the Securities Services segment.
•Net interest revenue is allocated to businesses based on the yields on the assets and liabilities generated by each business. We employ a funds transfer pricing system that matches funds with the specific assets and liabilities of each business based on their interest sensitivity and maturity characteristics.
•The provision for credit losses associated with the respective credit portfolios is reflected in each segment.
•Incentives expense related to restricted stock and RSUs is allocated to the segments.
•Support and other indirect expenses, including services provided between segments that are not provided to third parties or not subject to a revenue transfer agreement, are allocated to businesses based on internally developed methodologies and reflected in noninterest expense.
•Recurring FDIC expense is allocated to the businesses based on average deposits generated within each business.
•Litigation expense is generally recorded in the business in which the charge occurs.
•Management of the securities portfolio is a shared service contained in the Other segment. As a result, gains and losses associated with the valuation of the securities portfolio are generally included in the Other segment.
•Client deposits serve as the primary funding source for our securities portfolio. We typically allocate all interest revenue to the businesses generating the deposits. Accordingly, accretion related to the portion of the securities portfolio restructured in 2009 has been included in the results of the businesses.
•Balance sheet assets and liabilities and their related income or expense are specifically assigned to each business. Segments with a net liability position have been allocated assets.
•Goodwill and intangible assets are reflected within individual businesses.
The following consolidating schedules present the contribution of our segments to our overall profitability.

For the year ended Dec. 31, 2021	Securities Services	Market and Wealth Services	Investment and Wealth Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$5,818	$3,583	$3,849	(a)	$51	$13,301	(a)
Net interest revenue (expense)	1,426	1,158	193		(159)	2,618
Total revenue (loss)	7,244	4,741	4,042	(a)	(108)	15,919	(a)
Provision for credit losses	(134)	(67)	(13)		(17)	(231)
Noninterest expense	5,852	2,676	2,825		161	11,514
Income (loss) before income taxes	$1,526	$2,132	$1,230	(a)	$(252)	$4,636	(a)
Pre-tax operating margin (b)	21%	45%	30%		N/M	29%
Average assets	$228,915	$145,123	$30,980		$47,214	$452,232
(a)    Total fee and other revenue, total revenue and income before taxes are net of income attributable to noncontrolling interests related to consolidated investment management funds of $12 million.
(b)    Income before income taxes divided by total revenue.
N/M – Not meaningful.

For the year ended Dec. 31, 2020	Securities Services	Market and Wealth Services	Investment and Wealth Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$5,678	$3,578	$3,495	(a)	$71	$12,822	(a)
Net interest revenue (expense)	1,697	1,228	197		(145)	2,977
Total revenue (loss)	7,375	4,806	3,692	(a)	(74)	15,799	(a)
Provision for credit losses	215	100	20		1	336
Noninterest expense	5,556	2,614	2,701		133	11,004
Income (loss) before income taxes	$1,604	$2,092	$971	(a)	$(208)	$4,459	(a)
Pre-tax operating margin (b)	22%	44%	26%		N/M	28%
Average assets	$202,761	$123,554	$30,459		$56,544	$413,318
(a)    Total fee and other revenue, total revenue and income before taxes are net of income attributable to noncontrolling interests related to consolidated investment management funds of $9 million.
(b)    Income before income taxes divided by total revenue.
N/M – Not meaningful.

For the year ended Dec. 31, 2019	Securities Services	Market and Wealth Services	Investment and Wealth Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$5,461	$3,465	$3,485	(a)	$837	$13,248	(a)
Net interest revenue (expense)	1,896	1,230	222		(160)	3,188
Total revenue	7,357	4,695	3,707	(a)	677	16,436	(a)
Provision for credit losses	(11)	(5)	(1)		(8)	(25)
Noninterest expense	5,457	2,639	2,647		157	10,900
Income before income taxes	$1,911	$2,061	$1,061	(a)	$528	$5,561	(a)
Pre-tax operating margin (b)	26%	44%	29%		N/M	34%
Average assets	$167,057	$95,932	$29,479		$53,487	$345,955
(a)    Total fee and other revenue, total revenue and income before taxes are net of income attributable to noncontrolling interests related to consolidated investment management funds of $26 million.
(b)    Income before taxes divided by total revenue.
N/M – Not meaningful.